CONDENSED STATEMENT OF CHANGES IN SHAREHOLDER'S EQUITY (DEFICIT) (Parenthetical) - shares	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2020
Sale of 82,800,000 Units, net of underwriting discount and offering expenses (in shares)	82,800,000
Sale of 10,933,333 Private Placement Warrants (in shares)	10,933,333
Common Class B
Number Of Shares Subject To Forfeiture If Over Allotment Option Is Not Fully Exercised by Underwriters		2,700,000